Investment Securities	12 Months Ended
Mar. 31, 2019
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Investment Securities
9	INVESTMENT SECURITIES

The following tables show the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2019, and held-to-maturityinvestments and available-for-sale financial assets at March 31, 2018.

At March 31, 2019
(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥280,246

Total domestic	280,246

Foreign:
U.S. Treasury and other U.S. government agency bonds	—
Bonds issued by other governments and official institutions	36,827
Other debt instruments	1,841

Total foreign	38,668

Total debt instruments at amortized cost	¥318,914

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥5,027,695
Japanese municipal bonds	99,164
Japanese corporate bonds	328,978
Other debt instruments	26

Total domestic	5,455,863

Foreign:
U.S. Treasury and other U.S. government agency bonds	4,426,635
Bonds issued by other governments and official institutions	2,121,407
Mortgage-backed securities	1,043,987
Other debt instruments	285,329

Total foreign	7,877,358

Total debt instruments at fair value through other comprehensive income	¥13,333,221

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,729,120
Foreign equity instruments	443,772

Total equity instruments at fair value through other comprehensive income	¥4,172,892

Total investment securities	¥17,825,027

At March 31, 2018
(In millions)
Held-to-maturity investments:
Domestic:
Japanese government bonds	¥372,459

Total held-to-maturity investments	¥372,459

Available-for-sale financial assets:
Domestic:
Japanese government bonds	¥7,685,303
Japanese municipal bonds	47,032
Japanese corporate bonds	296,601

Total domestic debt instruments	8,028,936
Equity instruments	5,161,734

Total domestic	13,190,670

Foreign:
U.S. Treasury and other U.S. government agency bonds	3,246,646
Bonds issued by other governments and official institutions	2,187,450
Mortgage-backed securities	488,183
Other debt instruments	331,491

Total foreign debt instruments	6,253,770
Equity instruments	678,176

Total foreign	6,931,946

Total available-for-sale financial assets	¥20,122,616

Total investment securities	¥20,495,075

Designation of equity instruments as at fair value through other comprehensive income

The SMBC Group designates equity instruments, which are issued by its customers and not held for trading, as at fair value through other comprehensive income. Those equity instruments are held to establish, maintain, and strengthen business ties with those customers. Equity instruments at fair value through other comprehensive income at March 31, 2019 consisted of the following:

At March 31, 2019
(In millions)
Listed	¥3,453,493
Unlisted	719,399

Total equity instruments at fair value through other comprehensive income	¥4,172,892

The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2019 mainly consisted of the following:

At March 31, 2019
(In millions)
TOYOTA MOTOR CORPORATION	¥252,568
DAIKIN INDUSTRIES, LTD.	116,730
East Japan Railway Company	87,245
Central Japan Railway Company	85,614
Kotak Mahindra Bank Limited	70,472
Sumitomo Realty & Development Co., Ltd.	63,113
KUBOTA CORPORATION	57,592
DAIWA HOUSE INDUSTRY CO., LTD.	56,716
West Japan Railway Company	53,370
FUJIFILM Holdings Corporation	52,747
KOMATSU LTD.	45,847
Asahi Group Holdings, Ltd.	45,145
Japan Exchange Group, Inc.	44,534
MITSUI & CO., LTD.	44,109
NIPPON PAINT HOLDINGS CO., LTD.	43,499
DAIICHI SANKYO COMPANY, LIMITED	42,908
NIDEC CORPORATION	42,531
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	42,506
Mitsui Fudosan Co., Ltd.	41,285
Seven & i Holdings Co., Ltd.	41,065
SG HOLDINGS CO., LTD.	40,635
BRIDGESTONE CORPORATION	38,394
Murata Manufacturing Co., Ltd.	37,628
ASAHI KASEI CORPORATION	34,722
NIPPON STEEL & SUMITOMO METAL CORPORATION(1)	34,161
KOITO MANUFACTURING CO., LTD.	34,126
Shionogi & Co., Ltd.	31,487
ITOCHU Corporation	29,104
Recruit Holdings Co., Ltd.	28,449
Chubu Electric Power Company, Incorporated	25,830
Tokyo Electric Power Company Holdings, Incorporated	25,149
Stanley Electric Co., Ltd.	24,131
DAIFUKU CO., LTD.	23,503
Makita Corporation	22,361
Oji Holdings Corporation	21,756
GMO Payment Gateway, Inc.	19,663
TORAY INDUSTRIES, INC.	19,102
Idemitsu Kosan Co., Ltd.	19,054
The Kansai Electric Power Company, Incorporated	18,161
SHIMANO INC.	18,000
MINEBEA MITSUMI Inc.	17,002
TOHO GAS CO., LTD.	16,422
HOUSE FOODS GROUP INC.	16,323
KAJIMA CORPORATION	15,966
Mazda Motor Corporation	15,924
TOYOTA TSUSHO CORPORATION	15,320
BROTHER INDUSTRIES, LTD.	15,152
SUMITOMO CHEMICAL COMPANY, LIMITED	15,051
Hankyu Hanshin Holdings, Inc.	14,865
Sanwa Holdings Corporation	14,809
Others	1,421,647

Total listed equity instruments at fair value through other comprehensive income	¥3,453,493

(1)	NIPPON STEEL & SUMITOMO METAL CORPORATION changed its trade name to NIPPON STEEL CORPORATION on April 1, 2019.

Disposal of equity instruments at fair value through other comprehensive income

The SMBC Group sold equity instruments measured at fair value through other comprehensive income mainly in order to mitigate the impact of share price fluctuations on the SMBC Group’s financial base. The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal year ended March 31, 2019 were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥275,410
Cumulative gain on disposal	93,574

The SMBC Group transferred the cumulative gain or loss related to the equity instruments that were derecognized or whose significant fair value decline reduced income tax expense for the current reporting period from “Other reserves” to “Retained earnings.” The transferred amount was ¥64,012 million for the fiscal year ended March 31, 2019.